BANK LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
14.	BANK LOANS

Bank loans consist of the following:

	December 31,
	2012	2011

Short-term bank loans	$9,712,118	$8,918,440

The bank loans as outlined in the following tables are secured by mortgages on the land and buildings, other plant and equipment and personal guarantees of some directors' and third parties. The proceeds of the loans were used to finance the acquisition of property, plant and equipment and working capital of the Company.

The details of the short term bank loans outstanding as of December 31, 2012 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC	US$1,605,110	China Central Bank	Term loan	March 30, 2012 to	Related party and
Bank, Dalian	(RMB10,000,000)	benchmark annual		March 29, 2013	third party
Branch (“China		rate of 6.31% plus			guarantees
CITIC”)		30% (equals to 8.20%)

Shanghai Pudong Development Bank(“SPDB”	US$2,780,854 (RMB17,235,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Revolving loan	August 30, 2012 to August 12, 2013	Mortgages on land use right, other plant and equipment

Shenzhen	US$2,407,666	China Central Bank	Term loan	March 26, 2012 to	Related party and
Development	(RMB15,000,000)	benchmark annual		March 25, 2013	third party
Bank (“SDB”)		rate of 6.31% plus			guarantees
30% (equals to 8.20%)

	US$2,436,955	Annual rate of 6.00%	Export loans	March 7, 2012 to	Related party and
	(RMB15,182,471)			March 6, 2013	third party
guarantees

Industrial and Commercial Bank of China Limited (“ICBC”)	US$ 481,533 (RMB3,000,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Term loan	October 1, 2012 to September 30, 2013	Mortgages on account receivable
Total	US$ 9,712,118

The details of the short term bank loans outstanding as of December 31, 2011 are as follows:

	Outstanding loan	Current Annualized	Nature of
Name of bank	amount	interest rate	loans	Term of loans	Collateral

China CITIC	US$794,420 (RMB5,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	Term loan	April 1, 2011 to March 30, 2012	Related party and third party guarantees

	US$794,420 (RMB5,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	Term loan	April 1, 2011 to March 23, 2012	Related party and third party guarantees

SPDB	US$3,165,605 (RMB19,924,000)	China Central Bank benchmark half-year rate of 5.85% plus 20% (equal to 7.02%)	Revolving loan	August 5, 2011 to August 1, 2012	Mortgages on land use right, other plant and equipment

SDB	US$1,191,630 (RMB7,500,000)	China Central Bank benchmark annual rate of 6.31%	Revolving loan	April 29, 2011 to April 28, 2012	Related party and third party guarantees

	US$1,191,630 (RMB7,500,000)	China Central Bank benchmark annual rate of 6.31%	Revolving loan	April 27, 2011 to April 26, 2012	Related party and third party guarantees

	US$1,246,885 (RMB7,847,771)	LIBOR plus 3 bps (equal to 4.5%)	Export loans	January 27, 2011 to January 26, 2012	Related party and third party guarantees

ICBC	US$476,652 (RMB3,000,000)	China Central Bank benchmark annual rate of 8.528%	Revolving loan	September 29, 2011 to September 14, 2012	Factoring business on account receivables

	US$28,599 (RMB180,000)	China Central Bank benchmark annual rate of 8.528%	Revolving loan	November 16, 2011 to May 15, 2012	N/A

	US$28,599 (RMB180,000)	China Central Bank benchmark annual rate of 7.73%	Revolving loan	November 16, 2011 to May 15, 2012	N/A
Total	US$ 8,918,440

Interest expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $966,800, $676,029 and $381,564 respectively.